Summary of Fair Value Estimates of Identifiable Intangible Assets and Weighted-Average Useful Lives (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 56,200
Customer Relationships [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Life	4 years
Estimated Fair Value	$ 56,000
Permits [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Life	40 years
Estimated Fair Value	$ 200